CONTINGENT LIABILITIES, COMMITMENTS AND CHARGES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Balance as of January 1	$ 7,096	$ 7,085
Grants received during the year
Royalties paid during the year	(1,383)	(1,108)
Amounts carried to profit and loss	995	1,119
Balance as of January 1	6,708	7,096
Current maturities in respect of government grants	1,679	1,293
Non-current liability in respect of government grants	$ 5,029	$ 5,803